Related party transaction (Tables)	12 Months Ended
Dec. 31, 2014
Hong Kong Clean Energy Ltd [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]	Due to related party consisted of the following:
	December 31, 2014	December 31, 2013
Hong Kong Clean Energy Ltd.	$—	$120,000

Zhejiang Forasen Group Co LTD [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]	The purchase made to related party consists of the following:
	Years ended December 31,
	2014	2013

Zhejiang Forasen Group Co., LTD	$839,059	$3,622,905